SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
PDP and PUD Reserve, Revisions of previous estimates	1,121,980	[1]	988,090	[2]
PDP Reserve, Revisions of previous estimates	5,476	[3]	(32,132)	[4]
Revisions of previous estimates	1,127,456	[5]	1,020,222	[6]
Improved recovery	12,763	[7]	7,533	[8]
Production	58,273	[9]	57,181	[10]
Previous estimates			71,036
Production	62,467	[11]	60,637	[12]
Proved undeveloped reserves production	4,194	[13]	3,456
Improved recovery			7,533
Percentage of increase in production	57.56%		46.65%
Improved recovery	12,763	[7]	7,533	[14]
Sale of minerals in place	(58,273)	[9]	(57,181)	[10]
Extensions and discoveries	125,425	[15]	104,436
Proved undeveloped reserves	1,685,331		2,942,406		4,070,520
Extensions and discoveries	125,425	[16]	104,436
Proved developed reserves	371,076		311,211		239,357
PDP Reserve, Revisions of previous estimates	(5,476)	[3]	32,132	[4]
PDP and PUD Reserve, Revisions of previous estimates	(1,121,980)	[1]	(988,090)	[2]
Revisions of previous estimates			2,942,406		4,070,520
Revision			47,515
Net PDP and PUD Reserve [Member]
PDP and PUD Reserve, Revisions of previous estimates	290,926	[17]	(983,291)	[18]
Improved recovery	7,346	[19]	3,514	[20]
Production	35,954	[21]	28,288	[22]
Improved recovery	7,346
PDP and PUD Reserve, Revisions of previous estimates	(290,926)	[17]	983,291	[18]
Net PDP Reserve [Member]
PDP Reserve, Revisions of previous estimates	37,095	[23]	82,110	[24]
Production	(33,540)	[25]	26,676	[26]
Production			28,288
Improved recovery	7,346	[19]	3,514	[20]
Sale of minerals in place	33,540	[25]	(26,676)	[26]
Extensions and discoveries	72,191		48,720
Proved developed reserves	213,582		145,182		44,542
PDP Reserve, Revisions of previous estimates	(37,095)	[23]	(82,110)	[24]
Net PUD Reserve [Member]
Revisions of previous estimates	328,021	[27]	1,065,401	[28]
Proved undeveloped reserves production	2,414	[29]	1,612
Percentage of increase in production			46.65%		61.13%
Proved undeveloped reserves	970,033		1,372,659		2,488,392
Extensions and discoveries	72,191	[30]	48,720

[1]	The revision of previous estimates in the amount of negative 1,121,980 bbls refers to the sum of 1) revision of previous PDP reserves estimate of 5,476 bbls (note g) and 2) revision of previous PUD reserves estimate of negative 1,127,456 bbls (note j);
[2]	The revision of previous estimates in the amount of negative 988,090 bbls refers to the sum of 1) revision of previous PDP reserves estimate of 32,132 bbls (note 7) and 2) revision of previous PUD reserves of negative 1,020,222 bbls (note 10);
[3]	The revisions of previous estimates in the amount of 5,476 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling;
[4]	The revisions of previous estimates in the amount of 32,132 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling schedule and reserves revision;
[5]	The revisions of previous estimates in the amount of negative 1,127,456 bbls refers to the total gross amount of PUD reserves decrease from the 2,942,406 bbls in 2021 to 1,685,331 bbls in 2022 excluding the 125,425 bbls conversion of PUD to PDP;
[6]	The revisions of previous estimates in the amount of negative 1,020,222 bbls refers to the total gross amount of PUD reserves decrease from the 4,070,520 bbls in 2020 to 2,942,406 bbls in 2021 excluding the 104,436 bbls conversion of PUD to PDP and 3,514 bbls reduction due to rescheduling of drilling schedule and reserves revision;
[7]	The improved recovery amount of negative 12,763 bbls refers to the reduced amount of crude oil production of 58,273 bbls (note i) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision;
[8]	The improved recovery amount of negative 7,533 bbls refers to the decrease of crude oil produced from the Kruh Block in 2021 as compared to the prediction from previous year;
[9]	The PDP production in the amount of negative 58,273 bbls refers to the gross amount of PDP reserves produced in 2022;
[10]	The PDP production in the amount of negative 57,181 bbls refers to the gross amount of PDP reserves produced in 2021;
[11]	The production in the amount of negative 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of negative 58,273 bbls (note i) and 2) PUD reserves production in the amount of negative 4,194 bbls (note l) in the Kruh Block;
[12]	The production in the amount of negative 60,637 bbls refers to the total gross amount of crude oil produced from the Kruh Block in 2021;
[13]	The PUD production in the amount of negative 4,194 bbls refers to the gross amount of PUD reserves produced in 2022;
[14]	The improved recovery in the amount of negative 7,533 bbls refers to the reduced amount of crude oil produced from the Kruh Block in 2021 compared to the prediction from the previous year;
[15]	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28;
[16]	The extension and discoveries in the amount of negative 125,425 bbls refers to the conversion of PUD reserves to PDP reserves as a result of the completion of two new wells, K-27 and K-28;
[17]	The revisions of previous estimates of negative 290,926 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 37,095 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of negative 328,021 bbls (note p);
[18]	The revisions of previous estimates in the amount of 983,291 bbls refer to the total amount of 1) 82,110 bbls of PDP reserves revisions, and 2) 1,065,401 bbls of PUD reserves revisions;
[19]	The Improved recovery in the amount of negative 7,346 bbls refers to the net share (57.56%) of crude oil production decrease of 12,763 bbls (note b) as a result of rescheduling of drilling program;
[20]	The improved recovery in the amount of negative 3,514 bbls refers to the net share (46.65%) of the PDP production decrease of negative 7,533 bbls in 2021;
[21]	The net PDP and PUD production of negative 35,954 bbls refers to the sum of the net PDP production in the amount of negative 33,540 bbls (note o) and net PUD production in the amount of negative of 2,414 bbls (note r);
[22]	The net PDP and PUD production in the amount of negative 28,288 bbls refers to the net share (46.65%) of gross amount of 57,181 bbls PDP reserves and 3,456 bbls PUD reserves produced in 2021;
[23]	The revision of previous estimates of net PDP reserves in the amount of 37,095 bbls refers to the sum of 1) net share difference (57.56% in 2022 as compared to 46.65% in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,476 bbls (note g);
[24]	The revision of previous estimates of net PDP reserves in the amount of negative 82,110 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PDP reserves in the amount of 239,357 bbls, 2) net share (46.65%) of revision of previous estimates of total PDP reserves estimates in the amount of 32,132 bbls, and 3) net difference of Non-shareable oil (NSO) transferred to Pertamina between 2020 and 2021 and a revision of 47,515 bbls.
[25]	The net extension and discoveries in the amount of 72,191 bbls refers to the PDP reserves gain from the net share (57.56%) of the gross amount of 125,425 bbls oil (note h) converted from PUD reserves as a result of the completion of two new wells, K-27 and K-28;
[26]	The net PDP production in the amount of negative 26,676 bbls refers to the net share (46.65%) of gross amount of 57,181 bbls PDP reserves produced in 2021;
[27]	The revision of previous estimates of net PUD reserves in the amount of negative 328,021 bbls refers to the sum of 1) net share difference (57.56% in 2022 as compared to 46.65% in 2021) of the beginning total PUD reserves in the amount of 2,942,406 bbls, and 2) net share (57.56%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,127,456 bbls (note j);
[28]	The revision of previous estimates of net PUD reserves in the amount of negative 1,065,401 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PUD reserves in the amount of 4,070,520 bbls, and 2) net share (46.65%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,020,222 bbls.
[29]	The net PUD production in the amount of negative 2,414 bbls refers to the net share (57.56%) of gross amount of PUD reserves 4,194 bbls (note l) produced in 2022;
[30]	The extension and discoveries amount of negative 72,191 bbls refers to the net share (57.56%) of the gross amount of 125,425 bbls (note h) PUD reserves converted to PDP reserves as a result of the completion of two new wells, K-27 and K-28;